RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS
NOTE 10:-         RELATED PARTIES BALANCES AND TRANSACTIONS

a.
On June 8, 2023, the Company’s shareholders approved the grant of options to purchase an aggregate of 2,250 shares to two current board members, and to the chairman of the board of directors. The valuation of the option on the grant date was $174. (Note 7d2)

b.
On July 18, 2024, the Company’s shareholders approved the grant of options to purchase an aggregate of 9,765 shares to four board members, and to the chairman of the board of directors. The valuation of the option on the grant date was $27. (Note 7d2)

c.
On October 10, 2024, the Company’s shareholders approved the grant of options to purchase an aggregate of 1,556 shares to a board member, and to the chairman of the board of directors. The valuation of the option on the grant date was $1. (Note 7d2)

Balances with related parties:

	Year ended December 31,
	2024	2023	2022
Employees accrued salaries and bonuses	$244	$324	$359
Directors accrued fees expenses	54	33	33

	$298	$357	$392

Transactions with related parties:

	Year ended December 31,
	2024	2023	2022
Amounts charged to:
Research and development payroll expenses	$528	$528	$702

General and administrative payroll and directors’ fees expenses	$1,322	$1,676	$2,091